Information by operating segment (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	$ 15,147	$ 12,479	$ 13,280
Operating segments [member] | Exploration And Production [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	11,715	9,292	10,230
Operating segments [member] | Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	2,701	2,495	2,410
Operating segments [member] | Gas And Low Carbon Energies [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	562	557	525
Operating segments [member] | Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	$ 169	$ 135	$ 115